Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Entity File Number	001-15891
Entity Registrant Name	NRG ENERGY, INC.
Entity Central Index Key	0001013871
Entity Tax Identification Number	41-1724239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	804 Carnegie Center
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	524-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false